Mutual Fund Series Trust

November 4, 2015 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:	Mutual Fund Series Trust (the “Registrant”);
File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for the funds listed below, does not differ from that contained in the Registrant's Post-Effective Amendment No. 244, which was filed with the Commission on October 28, 2015 and (ii) that Post-Effective Amendment No. 244 has been filed electronically with the Commission.

Catalyst Small-Cap Insider Buying Fund
Catalyst Hedged Insider Buying Fund
Catalyst Insider Buying Fund
Catalyst Insider Long/Short Fund
Catalyst Activist Investor Fund
Catalyst Insider Income Fund
Catalyst Intelligent Alternative Fund formerly Catalyst Absolute Total Return Fund
Catalyst MLP & Infrastructure Fund
Catalyst Hedged Futures Strategy Fund
Catalyst/SMH High Income Fund
Catalyst/SMH Total Return Income Fund
Catalyst/Stone Beach Income Opportunity Fund
Catalyst Time Value Trading Fund
Catalyst/Groesbeck Growth of Income Fund
Catalyst/Groesbeck Aggressive Growth Fund
Catalyst/MAP Global Total Return Income Fund
Catalyst/MAP Global Capital Appreciation Fund
Catalyst/Lyons Hedged Premium Return Fund
Catalyst/Lyons Tactical Allocation Fund
Catalyst Dynamic Alpha Fund
Catalyst/Princeton Floating Rate Income Fund
Catalyst/Princeton Hedged Income Fund
Catalyst Macro Strategy Fund
Catalyst/Auctos Multi-Strategy Fund
Catalyst IPOx Allocation Fund
Catalyst Hedged Commodity Strategy Fund
Catalyst/EquityCompass Buyback Strategy Fund

Very truly yours,

 /s/ Jennifer Bailey

Jennifer Bailey

Secretary